Note 36 - Non-controlling Interests - Schedule of Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Current assets	$ 28,168	$ 27,913
Non-current assets	97,525	82,143
Current liabilities	(12,198)	(15,602)
Non-current liabilities	(34,687)	(25,243)
Non-controlling interests	8,345	5,944
Revenue	68,399	69,762	[1]	$ 61,992
Profit after tax	13,756	11,896		11,085
Total comprehensive income	13,080	12,269		11,347
Profit allocated to NCI	2,990	2,512		2,559
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Current assets	19,107	15,559		13,151
Non-current assets	98,700	82,798		65,823
Current liabilities	(13,200)	(16,232)		(8,698)
Non-current liabilities	(33,043)	(23,041)		(20,185)
Net assets	71,564	59,084		50,091
Non-controlling interests	8,345	5,944		3,708
Revenue	68,399	69,762		61,992
Profit after tax	18,456	15,506		15,800
Total comprehensive income	18,456	15,506		15,800
Profit allocated to NCI	2,990	2,512		2,559
Dividend to NCI	$ (589)	$ (406)		$ (355)

[1]	Restated, refer note 4(a).